Cost of Operations, excluding Depreciation and Amortization (Tables)	9 Months Ended
Sep. 30, 2021
Cost Of Operations Excluding Depreciation And Amortization [Abstract]
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization
The following table summarizes the components of the Co
m
pany’s cost of operations, excluding depreciation and amortization:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020
Employee compensation	$41,779	$21,373	$88,688	$62,072
Reading fees	10,797	9,507	31,642	27,854
Rent and utilities	9,507	7,066	24,853	22,884
Third party services and professional fees	15,928	7,693	32,068	22,914
Administrative	6,382	2,631	14,044	8,880
Medical supplies and other	7,103	2,775	13,111	7,984

	$91,496	$51,045	$204,406	$152,588